Interest Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of interest income (expense) [text block] [Abstract]
Schedule of income from interest
	For the years ended December 31,
	2021				2020				2019
	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Resale agreements	190	-	-	190	124	-	-	124	718	-	-	718
Interbank loans	429	-	-	429	36	-	-	36	1,263	-	-	1,263
Commercial loans	665,226	405,963	9,880	1,081,069	722,116	174,360	10,207	906,683	780,284	160,462	16,478	957,224
Mortgage loans	337,669	838,851	852	1,177,372	322,687	314,777	491	637,955	349,663	283,820	455	633,938
Consumer loans	475,133	559	5,534	481,226	564,363	338	5,245	569,946	593,705	384	8,107	602,196
Investment instruments	102,389	110,510	-	212,899	69,276	36,141	-	105,417	71,150	26,169	-	97,319
Other interest income	6,119	8,629	-	14,748	9,078	4,384	-	13,462	18,387	3,592	-	21,979

Interest income not including income from hedge accounting	1,587,155	1,364,512	16,266	2,967,933	1,687,680	530,000	15,943	2,233,623	1,815,170	474,427	25,040	2,314,637

Schedule of interest expense
	For the years ended December 31,
	2021			2020			2019
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Demand deposits	(14,533)	(4,938)	(19,471)	(13,576)	(1,526)	(15,102)	(14,018)	(1,508)	(15,526)
Repurchase agreements	(839)	-	(839)	(1,899)	-	(1,899)	(9,710)	-	(9,710)
Time deposits and liabilities	(88,949)	(20,451)	(109,400)	(141,091)	(20,876)	(161,967)	(335,307)	(27,172)	(362,479)
Interbank loans	(43,559)	-	(43,559)	(45,103)	-	(45,103)	(50,354)	-	(50,354)
Issued debt instruments	(192,789)	(302,578)	(495,367)	(232,551)	(140,095)	(372,646)	(250,512)	(145,487)	(395,999)
Other financial liabilities	(560)	(25)	(585)	(637)	(11)	(648)	(1,310)	(33)	(1,343)
Lease contracts	(2,283)	-	(2,283)	(2,651)	-	(2,651)	(2,965)	-	(2,965)
Other interest expense	(2,955)	(33,001)	(35,956)	(9,576)	(14,722)	(24,298)	(16,651)	(11,300)	(27,951)
Interest expense not including expenses from hedge accounting	(346,467)	(360,993)	(707,460)	(447,084)	(177,230)	(624,314)	(680,827)	(185,500)	(866,327)

Schedule of income and expense from interest
	For the years ended December 31,
	2021	2020	2019
Items	MCh$	MCh$	MCh$

Interest income not including income from hedge accounting	2,967,933	2,233,623	2,314,637
Interest expense not including expense from hedge accounting	(707,460)	(624,314)	(866,327)

Net Interest income (expense) from hedge accounting	2,260,473	1,609,309	1,448,310

Hedge accounting (net)	(449,122)	(15,461)	(31,346)

Total net interest income	1,811,351	1,593,848	1,416,964